Allowance for Doubtful Accounts, Sales Returns and Discounts (Tables)	12 Months Ended
Dec. 31, 2012
Allowance For Doubtful Accounts Sales Returns and Discounts [Abstract]
Schedule Of Allowance For Doubtul Accounts Activity [Table Text Block]

Allowance for doubtful accounts

Period	Balance at beginning of year	Charges (credits) to earnings	Amounts utilized	Balance at end of year
	(in thousands)

Year 2010	$25,515	(8,788)	-	16,727
Year 2011	$16,727	(1,541)	-	15,186
Year 2012	$15,186	-	-	15,186

Schedule Of Allowance For Sales Returns and Discounts Activity [Table Text Block]

Allowance for sales returns and discounts

Period	Balance at beginning of year	Additions	Amounts utilized	Balance at end of year
	(in thousands)

Year 2010	$970	4,551	(4,930)	591
Year 2011	$591	3,385	(3,191)	785
Year 2012	$785	7,386	(7,093)	1,078